Income Tax Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Income Tax Disclosure

12.Income Taxes

The Company has non-capital losses carried forward of approximately $1,300,000 available to offset taxable income in future years which expires beginning in fiscal 2026, and expiring in 2040.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 27% (2019 - 27%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2020 $	2019 $
Income (loss) before income tax	10,046	(86,161)
Statutory tax rate	27%	27%
Expected tax expense (recovery)	3,000	(23,000)

Permanent differences and other	(10,000)	(50,391)
Effect of foreign exchange	(8,000)	(15,000)
Effect of change in tax rate	-	-
Change in valuation allowance	15,000	88,391
Provision for income taxes	-	-

The significant components of deferred income tax assets and liabilities at December 31, 2020 and 2019, are as follows:

	2020 $	2019 $
Deferred income tax assets (liability)
Non-capital losses carried forward	351,000	344,000
Marketable securities	16,000	14,000
Resource pool	27,000	21,000
Asset retirement obligation	(1,000)	(1,000)
Total gross deferred income tax assets	393,000	378,000
Valuation allowance	(393,000)	(378,000)
Net deferred income tax asset	-	-